Loss Per Share - Weighted average numbers of ordinary shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Per Share
Weighted average numbers of ordinary shares outstanding	137,134,763	137,809,220	100,884,316
Restricted shares
Loss Per Share
Weighted average numbers of ordinary shares outstanding	10,991,676
Outstanding weighted average options granted
Loss Per Share
Weighted average numbers of ordinary shares outstanding	22,357,327	27,077,944	43,876,236
Convertible notes
Loss Per Share
Weighted average numbers of ordinary shares outstanding	103,785,760	110,731,276	57,008,080